GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Total Revenues	$ 100,980	$ 94,684
Israel [Member]
Total Revenues	6,410	3,954
Americas [Member]
Total Revenues	51,779	49,427
Europe [Member]
Total Revenues	26,785	26,458
Far East [Member]
Total Revenues	$ 16,006	$ 14,845